ACQUISITIONS	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
ACQUISITIONS
4.	ACQUISITIONS

Business combinations

The Company completed acquisitions of certain subsidiaries in July 2017 for an aggregate consideration of $19,875.

The following table summarizes the estimated fair values of the net assets acquired as of the date of acquisition:

$

Net assets acquired	11,043

Fulfilled by:
Purchase consideration	19,875
Remeasurement of previously held interests*	13,333
Fair value of non-controlling interests	8,787

41,995

Goodwill	30,952

* The Company previously held 33.33% equity interest in one of the companies acquired. A gain of $10,881 as a result of the remeasurement of previously held interests is recognized as an investment gain in the consolidated statements of operations for the year ended December 31, 2017.

The revenue and net loss since the acquisition dates included in the consolidated statement of comprehensive loss for the year ended December 31, 2017 were $2,620 and $5,528, respectively.

The goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition.

The financial results of the acquired companies prior to the acquisition were not material to the Company’s consolidated results.

The Company further acquired the remaining equity interest of these subsidiaries in 2017 and 2018.